DEBT	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 6. DEBT

Convertible Promissory Notes 1

In December 2019 the Company raised $1.33 million by the issuance of unsecured Convertible Promissory Notes with a three-year term (the “Note 1” or “Notes 1”), primarily from existing Company investors.

The Notes 1 bore an interest rate of 10% per annum.

The Notes 1 were convertible by a Note 1 holder at any time during the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

Interest expense on the Notes 1 was approximately $48,500 for the three months ended September 30, 2020, representing amortization of the original issue discount and prepaid interest for the period.

Primarily in January 2021, Note 1 holders converted approximately $1.21 million of principal into approximately 0.30 million shares of common stock at a revised (to encourage early conversion) conversion price of $4.00/share.

The holders of the remaining unconverted Notes 1, equating to approximately $117,000 (net of original discount of approximately $8,000) of outstanding principal at June 30, 2021, amended their Notes 1 to allow for auto conversion upon the Company’s potential IPO event at a conversion price of $4.25/share. As per the amendment, the residual Notes 1 converted upon the IPO and no further obligations existed. See Note 7.

The Company recorded a loss on conversion of the remaining Notes 1 of approximately $18,000 at time of the IPO, representing unamortized original issue discount and prepaid interest.

Convertible Promissory Notes 2

In March 2021, the Company raised $1.48 million by the issuance of unsecured Convertible Promissory Notes with a two-year term (the “Notes 2”), to several investors.

The Notes 2 bore an interest rate of 10% per annum.

The Notes 2 were convertible by a note holder at any time during the term into common stock of the Company at a fixed price of $5.00/share, or 295,000 shares of common stock upon full conversion. Notes 2 had a maturity date of March 5, 2023. All outstanding amounts at the time of the Company’s IPO automatically converted at $5.00/share in the aggregate. Convertible Notes 2 totaled approximately $1.313 million (net of original issue discount of approximately $162,000) at June 30, 2021. The Notes 2 converted upon the IPO and no further obligations existed. See Note 7.

The Company recorded a loss on conversion of the Notes 2 of approximately $262,000 at time of the IPO, representing unamortized original issue discount and prepaid interest.

NOTE 9. DEBT

Convertible Promissory Notes 1

During the year ended June 30, 2020, the Company raised $1.33 million by the issuance of unsecured Convertible Promissory Notes with a three-year term (the “Note 1” or “Notes 1”), primarily from existing Company investors. The Notes 1 included participation by the Company’s executives and independent members of the Company’s Board in the amount of $0.2 million. The Note 1 holders received approximately 45,000 shares of common stock (at $4.50/share) in the aggregate, with a relative value of $170,000 at the time of issuance. As of June 30, 2020, the remaining original issue discount on the Notes was approximately $149,000, which was to be amortized over the remaining term of the Notes.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020

Additional interest expense for the amortization of the original issue discount amounted to approximately $96,900 for the year ended June 30, 2020.

The Notes 1 bore an interest rate of 10% per annum. The first two years of interest were prepaid with the issuance of the Company’s common stock (at $4.50/share), for an issuance of approximately 57,000 shares of common stock with a fair value of approximately $258,000.

The Notes 1 were convertible by a Note 1 holder at any time during the term into common stock of the Company at a fixed price of $4.50/share, or approximately 295,000 shares of common stock upon full conversion.

During the year ended June 30, 2021, Note 1 holders converted approximately $1.21 million of principal into approximately 0.30 million shares of common stock at a revised conversion price of $4.00/share. The original contracted conversion price was $4.50/share. In order to encourage early conversion, two years before the maturity of the Convertible Notes 1, the Company reduced the conversion price to $4.00/share.

In addition to the reduced conversion price, the Note holders who converted received the third year interest (10%) on the Notes, totaling approximately $122,000, as additional consideration to convert early which was paid in the Company’s common stock, amounting to approximately 30,000 shares. In the aggregate, a loss of approximately $515,500 was recognized during the year ended June 30, 2021, reflecting the reduction of the Notes conversion price from $4.50/share to $4.00/share, the issuance of Year 3 Interest (10%) paid in common stock (at $4.00/share instead of $4.50/share), and the write-off of the remaining related pre-paid interest and original issue discount expenses.

The holders of the remaining unconverted Convertible Notes 1, equating to approximately $117,000 (net of original discount of approximately $8,000) of outstanding principal at June 30, 2021, amended their Notes 1 to allow for auto conversion upon the Company’s potential IPO event at a conversion price of $4.25/share. As per the amendment, the residual Notes 1 converted upon the IPO. See Note 13.

Convertible Promissory Notes 2

In March 2021, the Company raised $1.475 million by the issuance of unsecured Convertible Promissory Notes with a two-year term (the “Notes 2”), to several investors. The Notes 2 holders received approximately 44,000 shares of common stock (at $5.00/share) in the aggregate, with a relative fair value of approximately $192,000 at the time of issuance. Accordingly, the original issue discount on the Notes 2 will be amortized over its term.

The Notes 2 bear an interest rate of 10% per annum. The first year of interest was prepaid with the issuance of the Company’s common stock (at $5.00/share), for an issuance of 29,500 shares of common stock with a fair value of $147,500. During the second year of the Notes 2, interest will be paid monthly in the Company’s common stock (at a fixed price of $5.00/share) on any unpaid principal outstanding.

The Notes 2 are convertible by a note holder at any time during the term into common stock of the Company at a fixed price of $5.00/share, or 295,000 shares of common stock upon full conversion. Notes 2 have a maturity date of March 5, 2023. All outstanding amounts at the time of the Company’s IPO automatically converted at $5.00/share in the aggregate. Convertible Notes 2 totaled approximately $1.313 million (net of original issue discount of approximately $162,000) at June 30, 2021. The Notes 2 converted upon the IPO. See Note 13.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020

SBA Paycheck Protection Program Loans/EIDL

In May 2020, the Company received a Paycheck Protection Program 1 (“PPP1”) loan from the Small Business Administration (“SBA”) in the amount of $0.55 million. The Company utilized the PPP 1 loan proceeds in full towards payroll and rent in accordance with the SBA guidelines. Pursuant to SBA guidelines, the Company’s PPP1 loan was fully forgiven in February 2021. In conjunction with the PPP1 loan, the Company also received an Economic Injury Disaster Loan (“EIDL”) advance of $0.01 million. As per the SBA guidelines, EIDL advances do not need to be repaid.

In February 2021, the Company received a second Paycheck Protection Program 2 (“PPP2”) loan in the amount of $0.62 million. Similar to the PPP1 loan, the Company expects to utilize the loan proceeds in full toward payroll and rent in accordance with SBA guidelines. The PPP2 loan bears a fixed interest rate of 1% per annum and is due in February 2026. Pursuant to SBA guidelines, the Company expects to apply for full forgiveness of its PPP2 loan in fiscal year 2022.